Document and Entity Information In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	131,725,128
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 198,200	$ 317,366
Restricted cash	8,628	37,321
Trade accounts receivable, net of allowance for doubtful receivables of $14,685 and $8,685 at December 2012 and June 30, 2013 respectively	199,578	148,808
Other current assets (Note 4)	112,731	93,639
Total current assets	519,137	597,134
FIXED ASSETS, NET:
Advances for drillships under construction and related costs (Note 5)	1,076,644	992,825
Drilling rigs, drillships, machinery and equipment, net (Note 6)	4,376,447	4,399,462
Total fixed assets, net	5,453,091	5,392,287
OTHER NON CURRENT ASSETS:
Restricted cash	131,557	155,374
Financial instruments (Note 9)	18,758	935
Intangible assets, net	6,897	7,619
Other non-current assets (Note 7)	103,400	71,765
Total non-current assets, net	260,612	235,693
Total assets	6,232,840	6,225,114
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 8)	13,271	169,780
Accounts payable and other current liabilities	80,486	69,827
Accrued liabilities	163,173	156,886
Deferred revenue	86,866	69,635
Financial instruments (Note 9)	34,648	39,537
Total current liabilities	378,444	505,665
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	2,758,095	2,683,630
Financial instruments (Note 9)	21,146	38,087
Deferred revenue	100,886	71,815
Pensions	300	4,057
Other non-current liabilities	15,539	13,345
Total non-current liabilities	2,895,966	2,810,934
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and June 30, 2013, nil issued and outstanding at December 31, 2012 and June 30, 2013	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2012 and June 30, 2013, 131,725,128 issued and outstanding at December 31, 2012 and June 30, 2013 (Note 10)	1,317	1,317
Additional paid-in capital	3,489,609	3,489,018
Accumulated other comprehensive loss	(23,639)	(27,825)
Accumulated deficit	(508,857)	(553,995)
Total stockholders' equity	2,958,430	2,908,515
Total liabilities and stockholders' equity	$ 6,232,840	$ 6,225,114

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 8,685	$ 14,685
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	131,725,128	131,725,128
Common stock shares outstanding	131,725,128	131,725,128

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Service revenue, net	$ 506,279	$ 426,490
Total Revenues	506,279	426,490
EXPENSES:
Drilling rigs and drillships operating expenses	237,740	230,392
Depreciation and amortization	108,967	111,486
General and administrative expenses	46,068	39,928
Gain on disposals	0	(43)
Legal settlements and other, net (Note 14)	6,000	6,394
Operating income	107,504	38,333
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes ($6,544) accumulated other comprehensive reclassifications in 2012 for losses on previously designated cash flow hedges (Note 12)	(64,819)	(57,152)
Interest income	3,083	327
(Loss)/ gain on interest rate swaps (Note 9)	19,871	(10,940)
Other, net	4,074	1,917
Total other expenses, net	(37,791)	(65,848)
INCOME/(LOSS) BEFORE INCOME TAXES	69,713	(27,515)
Income taxes (Note 11)	(24,575)	(21,628)
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC.	45,138	(49,143)
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC. COMMON STOCKHOLDERS (Note 13)	$ 45,098	$ (49,143)
EARNINGS/(LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 13)	$ 0.34	$ (0.37)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 13)	131,705,782	131,696,928

Consolidated Statements of Operations (Parentheticals) (Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member]
Interest Expense	$ 6,544

Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Comprehensive Income/(Loss)
Net income / (loss)	$ 45,138	$ (49,143)
Other comprehensive income / (loss):
Reclassification of losses on previously designated cash flow hedges to interest and finance costs	0	6,544
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to depreciation and amortization	518	517
Actuarial gains	3,668	101
Total other comprehensive income	4,186	7,162
Total comprehensive income / (loss)	$ 49,324	$ (41,981)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 94,758	$ 115,840
Cash Flows from Investing Activities:
Advances for drillships under construction	(83,819)	(25,493)
Drilling rigs, drillships machinery, equipment and other improvements	(77,749)	(61,710)
Decrease in restricted cash	52,510	8,872
Net Cash Used in Investing Activities	(109,058)	(78,331)
Cash Flows from Financing Activities:
Principal payments and repayments of short/ long-term debt	(88,333)	(95,833)
Payment of financing costs, net	(16,533)	(1,396)
Net Cash used in Financing Activities	(104,866)	(97,229)
Net decrease in cash and cash equivalents	(119,166)	(59,720)
Cash and cash equivalents at beginning of period	317,366	250,878
Cash and cash equivalents at end of period	$ 198,200	$ 191,158

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig UDW" or "Group"). Ocean Rig UDW was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. The Company was established by DryShips Inc. ("DryShips" or "the Parent") for the purpose of being the holding company of its drilling segment. DryShips is currently impacted by the prolonged downturn in the drybulk charter market. The Company, in the preparation of its consolidated financial statements, has considered its relationship to its Parent and any impact its Parent's financial condition might have on its own consolidated financial statements. Based on its assessment, the Company has concluded that there is no impact on the basis of preparation of its consolidated financial statements.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2012, filed with the SEC on March 22, 2013.

Prior period amounts related to consultancy fees have been reclassified in the Statement of operations from "Interest and finance costs" to "General and administrative expenses" in order to conform to the current year presentation.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2013, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.

Significant Accounting policies	6 Months Ended
Jun. 30, 2013
Significant Accounting policies [Abstract]
Significant Accounting policies

2. Significant Accounting Policies:

Described below are the accounting standards that were adopted in the first six months of 2013. A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2012, filed with the SEC on March 22, 2013 (the "Consolidated Financial Statements for the year ended December 31, 2012"). There have been no material changes to these policies in the six-month period ended June 30, 2013.

Comprehensive Income- Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement (effective December 21, 2010) with Cardiff Marine Inc. (Cardiff), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which DryShips engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, DryShips paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement were expensed in the unaudited interim condensed consolidated statements of operations or capitalized as a component of "Advances for drillships under construction" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital ("Additional paid-in capital"). For the six-month period ended June 30, 2012, total fees of $2,815 were charged by Cardiff under the Global Services Agreement relating to employment arrangements and are included in “Service revenue, net” in the unaudited interim condensed consolidated statement of operations.

Effective January 1, 2013, DryShips terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective as of January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW and Cardiff Drilling Inc. (formerly known as Cardiff Oil & Gas Management), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with the same terms and conditions as in the previous Global Services Agreement between DryShips and Cardiff, except that under the New Global Services Agreement, the Company is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and 0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips. For the six-month period ended June 30, 2013, the Company incurred a cost of $4,198 under Global Services Agreement related to employment arrangements which are included in "Service revenue, net" in the unaudited interim condensed consolidated statement of operations.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for DryShips and its affiliates, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company did not pay for services provided in accordance with this agreement, DryShips paid for such services. Accordingly, these expenses were recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital ("Additional paid-in capital"). For the six-month period ended June 30, 2012, total charges from Vivid under the agreement amounted to $5,802, relating to renegotiations of the existing debt agreements with the financial institutions described in Note 8 below and are included in “General and administrative expenses” in the unaudited interim condensed consolidated statement of operations.

Effective January 1, 2013, Ocean Rig Management entered into a new consultancy agreement with Vivid, on the same terms and conditions as the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, the Company is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips. For the six-month period ended June 30, 2013, total charges from Vivid under the agreement amounted to $5,738 and are included in "General and administrative expenses" in the unaudited interim condensed consolidated statement of operations.

In connection with Ocean Rig Management's entry into the new consultancy agreement described above, the consultancy agreement between DryShips and Vivid was amended, effective as of January 1, 2013, to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig UDW and its subsidiaries.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between Ocean Rig UDW and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig UDW. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of June 30, 2013). For the six month period ended June 30, 2012, the Company incurred costs of $1,983, including sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement. For the six-month period ended June 30, 2013, the Company incurred costs of $566 related to this agreement which are included in "General and administrative expenses" in the unaudited interim condensed consolidated statement of operations.

Private offering: In April 2012, companies affiliated with the Company's Chairman, President and Chief Executive Officer, George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

Other Current Assets	6 Months Ended
Jun. 30, 2013
Other Current Assets [Abstract]
Other Current Assets
4. Other Current Assets:

The amounts of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	June 30,
	2012	2013
Inventories	$13,727	$9,033
Deferred mobilization expenses	46,407	60,801
Prepayments and advances	14,789	28,580
Swap cash collateral	8,000	8,000
Other	10,716	6,317

Total	$93,639	$112,731

Advances for drillships under construction	6 Months Ended
Jun. 30, 2013
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction

5. Advances for drillships under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2012.

The movement of the account during the six month period ended June 30, 2013 was as follows:

Balance, December 31, 2012	$ 992,825
Capitalized costs	83,819
Balance, June 30, 2013	$ 1,076,644

Drilling rigs, machinery and equipment, net	6 Months Ended
Jun. 30, 2013
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$4,968,397	$(568,935)	$4,399,462
Additions	84,713	-	84,713
Depreciation	-	(107,728)	(107,728)
Balance June 30, 2013	$5,053,110	$(676,663)	$4,376,447

As of June 30, 2013, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and bank loans discussed in Note 8.

Other non-current assets	6 Months Ended
Jun. 30, 2013
Other non-current assets [Abstract]
Other non-current assets
7. Other non-current assets:

The amounts of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2012	June 30, 2013
Deferred mobilization expenses	53,615	69,451
Deferred finance costs	-	22,723
Other	18,150	11,226
Total	$71,765	$103,400

Long-term Debt	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt
8. Long-term Debt:

	December 31, 2012	June 30, 2013
Term loans/Credit facilities	$ 1,607,500	$ 1,519,168
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(54,090)	(47,802)
Total debt	2,853,410	2,771,366
Less: Current portion	(169,780)	(13,271)

Long-term portion	$ 2,683,630	$ 2,758,095

9.5% Senior Unsecured Notes due 2016

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The Senior Unsecured Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 9.5% per year.

6.5% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. (the "Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").

Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors, and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.

Term Bank Loans/ Credit Facilities

The Company's outstanding loan balance under its existing term bank loans/credit facilities as at June 30, 2013 (the “Existing bank loans” ), amounting to $1,519,168, comprises of $852,500 under its two $495,000 credit facilities with Deutsche Bank Luxembourg SA as agent and $666,668 under its $800,000 secured term loan agreement with Nordea Finland Plc. The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between April 2016 and December 2020. Interest rates on the outstanding loans as at June 30, 2013, are based on LIBOR plus a margin, except for an amount of $430,556 from the credit facilities which is based on a fixed rate.

On February 28, 2013, Drillships Ocean Ventures Inc., the Company's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1.35 billion to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena. The facilities agreement is comprised of three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the commercial lenders, or the Commercial Facilities, three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities, and three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the Export-Import Bank of Korea, or the Kexim Facilities. All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of each drillship . The Commercial Facilities mature five years after the first draw down date while the Eksportkreditt GIEK Facilities and KEXIM Facilites mature twelve years after the first draw down date or, at the lenders option, at the maturity date of the Commercial Facilities. Additionally, a balloon payment amounting to $750 million is also payable in the third quarter of 2018. In connection with this loan, the Company paid $22.4 million as loan origination fees, which have been classified in other non-current assets.

Under the above agreement, the Company could only pay dividends or make other distributions in respect of its capital stock in an amount up to 50% of its net income of each previous financial year, provided in each case that the Company maintains minimum liquidity in an aggregate amount of not less of $200,000 million in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment.

In June 2013, the Company requested from Deutsche Bank Luxembourg SA and the lender accepted, to waive certain clauses of the loan agreements to amongst others, withdraw certain minimum cash requirements. Moreover, in June 2013, the Company requested from Nordea Finland Plc. its consent to reduce the notification days for the voluntary prepayment.

On July 12, 2013, the Company, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. (“DFHI”) and Drillships Projects Inc., entered into a $1.8 billion senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975.0 million (“Tranche B-1 Term Loans”) and tranche B-2 term loans in an aggregate principal amount equal to $825.0 million (“Tranche B-2 Term Loans” and, together with the Tranche B-1 Term Loans, the “Term Loans”), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016. The Term Loans are initially guaranteed by the Company and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by the Company to repay in full the then outstanding balances of the Existing bank loans, amounted to $1,519,168 in aggregate. In line with ASC 470-10-45 “Short-Term Obligations Expected to Be Refinanced” the Company has classified the outstanding balance of its bank loans as at June 30, 2013, in accordance with the terms of the Term loans. Unamortized balance of deferred finance fees associated with the repaid loans, amounted to approximately $23.3 million was written off in the statement of operations upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans has been released upon the repayment. On July 26, 2013, Ocean Rig through its wholly-owned subsidiaries DFHI and Drillships Projects Inc entered into an incremental amendment to the $1.8 billion senior term loan for additional tranche B-1 term loans in a principal amount of $100.0 million.

The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating and newbuilding drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries. Certain of our debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and working capital requirements, and restrict, without the bank's prior consent, the Company's ability to, among other things, pay dividends, change the management and ownership of its drillships, incur additional indebtedness, incur and create liens on its assets, and change in the general nature of the Company's business, and require that the Company maintain an established place of business in the United States or the United Kingdom.

Total interest incurred on long-term debt and amortization of debt issuance costs for the six-month periods ended June 30, 2012 and 2013, amounted to $68,889 and $85,378, respectively. These amounts, net of capitalized interest of $19,614 and $31,215, for the six-month periods ended June 30, 2012 and 2013, respectively, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statement of operations.

The Company's weighted average interest rates on the above bank loans and notes were 4.62% and 6.12%, for the six-month period ended June 30, 2012 and 2013, respectively.

The annual principal payments required to be made after June 30, 2013 taking into consideration the repayment of the Company's bank loans (as discussed above) and the new Term loans discussed above are as follows:

June 30, 2014	$ 13,500
June 30, 2015	18,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855

Total principal payments	2,819,168
Less: Deferred financing costs	(47,802)

Total debt	$ 2,771,366

Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

9. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. All of the Company's derivative transactions are entered into for risk management purposes.

As of June 30, 2013, the Company had outstanding 12 interest rate swap agreements of $2.6 billion notional amount, maturing from September 2013 through November 2017.

As of December 31, 2012 and June 30, 2013, security deposits of $8,000 were provided as security by the Company. The Company has deposited also cash collateral of $6,000 that is classified as current restricted cash. These amounts are expected to be released upon the delivery of Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena which is expected within the year.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2012 Fair value	June 30, 2013 Fair value
Interest rate swaps	Financial Instruments non-current assets	$935	$18,758
Interest rate swaps	Financial Instruments current liabilities	(39,537)	(34,648)
Interest rate swaps	Financial Instruments non-current liabilities	(38,087)	(21,146)
Total derivatives		$(76,689)	$(37,036)

During the six-month periods ended June 30, 2012 and 2013, the losses transferred from accumulated other comprehensive loss to the statement of operations were $7,061 and $518, respectively. The estimated net amount of existing losses at June 30, 2013, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $1,034.

The effects of derivative instruments not designated or qualifying as hedging instruments on the unaudited interim condensed consolidated statements of operations is as follows:

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2012	Six-month period ended June 30, 2013

Interest rate swaps	(Loss)/ Gain on interest rate swaps, net	(10,940)	19,871
Total		$(10,940)	$19,871

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Senior Unsecured Notes and the Drill Rigs Senior Notes have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). The fair value of the outstanding balance of the Deutsche Bank credit facilities which have a fixed rate is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Senior Unsecured Notes, Drill Rigs Senior Notes and loans at June 30, 2013, is approximately $521,250, $799,000 and $467,893, respectively, compared to a carrying value, net of finance fees, of $492,782, $782,698 and $423,491, respectively.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$18,758	$-	$18,758	$-
Interest rate swaps-liability position	(55,794)	-	(55,794)	-

Total	$(37,036)	$-	$(37,036)	$-

Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

10. Common Stock and Additional Paid-in Capital:

General

On December 6, 2011, the Company announced that its board of directors had approved a repurchase program for up to a total of $500,000 of the Company's common shares and 9.5% senior unsecured notes due 2016 (Note 8). The Company's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of June 30, 2013, the Company had not purchased any common shares or unsecured notes under the program described above.

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of Ocean Rig, as a bonus for their services rendered during 2011. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares vested in March 2013.

As of December 31, 2012, 2,500 shares have vested, while 77,150 shares were forfeited due to employees' resignations.

On May 16, 2013, the Company's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to the Company's employees. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.

The movement during the six-month period ended June 30, 2013, is presented below:

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance January 1, 2013	73,500	16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30, 2013	253,400	16.80

As of December 31, 2012 and as of June 30, 2013, there was $633 and $3,256, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company. That cost is expected to be recognized over a period of two years. For the six-month periods ended June 30, 2013, an amount of $591, representing stock based compensation expense was recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations.

Income Tax	6 Months Ended
Jun. 30, 2013
Income Tax [Abstract]
Income Tax

11. Income Tax

Ocean Rig operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which Ocean Rig operates have taxation regimes with varying rates, as well different deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

Interest and Finance Cost	6 Months Ended
Jun. 30, 2013
Interest and Finance Cost [Abstract]
Interest and Finance Cost
12. Interest and Finance Cost:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Six-month period ended June 30,
	2012	2013
Interest on long-term debt, including amortization of financing costs	$68,889	$85,378
Amortization of unrealized hedge reserve	6,544	-
Capitalized borrowing costs	(19,614)	(31,215)
Commitment fees, bank charges and other financial expenses	1,333	10,656

Total	$57,152	$64,819

Earnings/ (Loss) per share	6 Months Ended
Jun. 30, 2013
Earnings/ (Loss) per share [Abstract]
Earnings/ (Loss) per share
13. Earnings/ (Loss) per share

	Six-month period ended June 30,
	2012			2013
	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net Income/(Loss)	$ (49,143)	-	-	$ 45,138	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			(40)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ (49,143)	131,696,928	$ (0.37)	$ 45,098	131,705,782	$ 0.34

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share for the six-month period ended June 30, 2013. For the six-month period ended June 30 2013 non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.

Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the six-month periods ended June 30, 2012.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

14.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

The Company has obtained insurance for the assessed market value of the rigs and the drillships. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable for include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig UDW's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to settle this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.4 million during the period ended June 30, 2012, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

On May 10, 2013, Drillship Hydra Owners Inc., being the owning company of drilling unit Ocean Rig Corcovado, filed a claim against Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc with the High Court in London in connection with the loss of daily earnings and cost of repair for the blowout preventer of the Ocean Rig Corcovado in June and July 2011. In July 2013, the Company reached a commercial agreement out of court with Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc to receive a compensation amounting to $5.0 million and the parties are currently finalizing the terms of such settlement. In this respect, the Company recorded a charge of $6.0 million during the six month period ended June 30, 2013, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

14.2 Contractual Revenue:

Future minimum contractual revenue, based on drilling units committed to non-cancelable, contracts as of June 30, 2013, amount to $1,556,669 for twelve months ending June 30, 2014, $1,408,440 for twelve months ending June 30, 2015, $854,133 for the twelve months ending June 30, 2016 and $142,540 for the twelve month ending June 30, 2017. These amounts do not include any assumed off-hire.

14.3 Purchase Obligations

The following table sets forth the Company's contractual purchase obligations as of June 30, 2013.

	Within 1 year	Within 2 years	Total
Drillships shipbuilding contracts	$ 1,179,776	$ 387,100	$ 1,566,876
Total obligations	$ 1,179,776	$ 387,100	$ 1,566,876

14.4 Rental Payments

The Company has operating leases mostly relating to premises, the most significant being its offices in Stavanger, Rio de Janeiro, Jersey and Aberdeen. As of June 30, 2013, the future obligations amount to $2,080 for the twelve months ending June 30, 2014 and $901 for twelve months ending June 30, 2015 and $627 for the twelve months ending June 30, 2016, $273 for the twelve months ending June 30, 2017, $236 for the twelve months ending June 30, 2018 and $2,021 for the twelve months ending June 30, 2019 and thereafter.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events:

15.1 On July 10, 2013, the Company entered into a drilling contract with Total E&P Angola for a five-well program or a minimum of 275 days for its ultra deepwater drillship Ocean Rig Skyros for drilling offshore West Africa. The Ocean Rig Skyros is expected to commence this contract upon delivery from the shipyard in November 2013.

15.2 On July 12, 2013, the Company, through its wholly-owned subsidiaries, DFHI and Drillships Projects Inc., entered into a $1.8 billion senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975.0 million and tranche B-2 term loans in an aggregate principal amount equal to $825.0 million with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016.

15.3 On July 19, 2013, the Company received a Letter of Award for its ultra deepwater drillship Ocean Rig Skyros, from a major oil company. The Letter of Award is for a 6 year contract for drilling offshore West Africa. The contract is expected to commence in direct continuation of the previous contract of the Ocean Rig Skyros with Total E&P Angola before the first quarter of 2015.

15.4 On July 26, 2013, the Company, through its wholly-owned subsidiaries, DFHI, and Drillships Projects Inc. entered into an incremental amendment to the $1.8 billion senior term loan facility dated July 12, 2013, for additional tranche B-1 term loans in an aggregate principal amount equal to $100.0 million.

15.5 On July 30, 2013, the Company signed definitive documentation with Total E&P Congo, following the previously announced Letter of Award, for its ultra deepwater drillship Ocean Rig Apollo. The contract is for a three-year drilling campaign offshore West Africa and is expected to commence in the first quarter of 2015.

Significant Accounting policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting policies [Abstract]
Comprehensive income

Comprehensive Income- Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Current Assets [Abstract]
Other Current Assets
	December 31,	June 30,
	2012	2013
Inventories	$13,727	$9,033
Deferred mobilization expenses	46,407	60,801
Prepayments and advances	14,789	28,580
Swap cash collateral	8,000	8,000
Other	10,716	6,317

Total	$93,639	$112,731

Advances for drillships under construction (Tables)	6 Months Ended
Jun. 30, 2013
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction

Balance, December 31, 2012	$ 992,825
Capitalized costs	83,819
Balance, June 30, 2013	$ 1,076,644

Drilling rigs, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2013
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$4,968,397	$(568,935)	$4,399,462
Additions	84,713	-	84,713
Depreciation	-	(107,728)	(107,728)
Balance June 30, 2013	$5,053,110	$(676,663)	$4,376,447

Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2013
Other non-current assets [Abstract]
Other non-current assets
	December 31, 2012	June 30, 2013
Deferred mobilization expenses	53,615	69,451
Deferred finance costs	-	22,723
Other	18,150	11,226
Total	$71,765	$103,400

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term debt
	December 31, 2012	June 30, 2013
Term loans/Credit facilities	$ 1,607,500	$ 1,519,168
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(54,090)	(47,802)
Total debt	2,853,410	2,771,366
Less: Current portion	(169,780)	(13,271)

Long-term portion	$ 2,683,630	$ 2,758,095

Annual principal payments
June 30, 2014	$ 13,500
June 30, 2015	18,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855

Total principal payments	2,819,168
Less: Deferred financing costs	(47,802)

Total debt	$ 2,771,366

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2012 Fair value	June 30, 2013 Fair value
Interest rate swaps	Financial Instruments non-current assets	$935	$18,758
Interest rate swaps	Financial Instruments current liabilities	(39,537)	(34,648)
Interest rate swaps	Financial Instruments non-current liabilities	(38,087)	(21,146)
Total derivatives		$(76,689)	$(37,036)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2012	Six-month period ended June 30, 2013

Interest rate swaps	(Loss)/ Gain on interest rate swaps, net	(10,940)	19,871
Total		$(10,940)	$19,871

Recurring measurements
	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$18,758	$-	$18,758	$-
Interest rate swaps-liability position	(55,794)	-	(55,794)	-

Total	$(37,036)	$-	$(37,036)	$-

Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital [Abstract]
Shareholders' equity
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance January 1, 2013	73,500	16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30, 2013	253,400	16.80

Interest and Finance Cost (Tables)	6 Months Ended
Jun. 30, 2013
Interest and Finance Cost [Abstract]
Interest And Finance Cost
	Six-month period ended June 30,
	2012	2013
Interest on long-term debt, including amortization of financing costs	$68,889	$85,378
Amortization of unrealized hedge reserve	6,544	-
Capitalized borrowing costs	(19,614)	(31,215)
Commitment fees, bank charges and other financial expenses	1,333	10,656

Total	$57,152	$64,819

Earnings/ (Loss) per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings/ (Loss) per share [Abstract]
Schedule of Earnigns per share
	Six-month period ended June 30,
	2012			2013
	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net Income/(Loss)	$ (49,143)	-	-	$ 45,138	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			(40)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ (49,143)	131,696,928	$ (0.37)	$ 45,098	131,705,782	$ 0.34

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Purchase obligations
	Within 1 year	Within 2 years	Total
Drillships shipbuilding contracts	$ 1,179,776	$ 387,100	$ 1,566,876
Total obligations	$ 1,179,776	$ 387,100	$ 1,566,876

Transactions with Related Parties (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended			6 Months Ended	24 Months Ended	6 Months Ended		28 Months Ended	6 Months Ended				12 Months Ended		3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 Management Agreement with Cardiff Marine USD ($)	Dec. 31, 2012 Management Agreement with Cardiff Marine	Jun. 30, 2013 New Management Agreement with Cardiff Marine USD ($)	Jun. 30, 2012 Vivid - Consultancy agreement USD ($)	Dec. 31, 2012 Vivid - Consultancy agreement	Jun. 30, 2013 Vivid - New consultancy agreement USD ($)	Jun. 30, 2013 Basset - Consultancy Agreement USD ($)	Jun. 30, 2012 Basset - Consultancy Agreement USD ($)	Jun. 30, 2012 Basset - Consultancy Agreement EUR (€)	Dec. 31, 2012 Basset - Consultancy Agreement USD ($)	Dec. 31, 2012 Basset - Consultancy Agreement EUR (€)	Apr. 17, 2012 Chairman and CEO
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements					1.00%	1.00%
Commission on purchase and sale activities					0.75%	0.75%
Additional paid-in capital	$ 3,489,609		$ 3,489,018
Fees related to employment arrangements						4,198
Commission on financing related services								0.20%	0.20%
Duration of consultancy agreement								5 years
General and administrative expenses	46,068	39,928					5,802		5,738
Annual renumeration													1,200	900
Officers' compensation											1,983
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer															2,185,000
Sign on bonus											1,900	1,500
Professional Financial Fees										566
Service revenue, net				$ 2,815

Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other Current Assets [Abstract]
Inventories	$ 9,033	$ 13,727
Deferred mobilization expenses	60,801	46,407
Prepayments and advances	28,580	14,789
Swap cash collateral	8,000	8,000
Other	6,317	10,716
Total	$ 112,731	$ 93,639

Advances for drillships under construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Advances For Drillships Under Construction [Abstract]
Balance, December 31, 2012	$ 992,825
Capitalized costs	83,819
Balance, June 30, 2013	$ 1,076,644

Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Cost	Jun. 30, 2013 Accumulated Depreciation	Jun. 30, 2013 Net Book Value
Property, Plant and Equipment [Line Items]
Balance, December 31, 2012	$ 4,376,447	$ 4,399,462	$ 4,968,397	$ (568,935)	$ 4,399,462
Additions			84,713	0	84,713
Depreciation			0	(107,728)	(107,728)
Balance, June 30, 2013	$ 4,376,447	$ 4,399,462	$ 5,053,110	$ (676,663)	$ 4,376,447

Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 69,451	$ 53,615
Deferred finance costs	22,723	0
Other	11,226	18,150
Total	$ 103,400	$ 71,765

Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Term loans/Credit facilities	$ 1,519,168	$ 1,607,500
Less: Deferred financing costs	(47,802)	(54,090)
Total debt	2,771,366	2,853,410
Less: Current portion	(13,271)	(169,780)
Long-term portion	2,758,095	2,683,630
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	$ 800,000	$ 800,000

Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
June 30, 2014	$ 13,500
June 30, 2015	18,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	2,819,168
Less: Deferred financing costs	(47,802)	(54,090)
Total debt	$ 2,771,366	$ 2,853,410

Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	Sep. 20, 2012 Senior Secured Credit Facility repaid	Dec. 31, 2011 9.5% Senior Unsecured Notes due 2016	Jun. 30, 2013 9.5% Senior Unsecured Notes due 2016	Apr. 27, 2011 9.5% Senior Unsecured Notes due 2016	Dec. 31, 2012 6.5% Senior Secured Notes due 2017	Oct. 01, 2016 6.5% Senior Secured Notes due 2017	Oct. 01, 2015 6.5% Senior Secured Notes due 2017	Jun. 30, 2013 6.5% Senior Secured Notes due 2017	Sep. 20, 2012 6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Principal amount	$ 1,040,000
Senior notes interest rate			9.50%					6.50%
Proceeds from issuance of senior notes		$ 487,500			$ 781,965
Redemtpion price of senior note as a percentage of principal amount				100.00%		100.00%	103.25%		101.00%

Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				2 Months Ended												0 Months Ended								0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Feb. 28, 2013 Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena	Feb. 28, 2013 Ocean Rig Mylos	Feb. 28, 2013 Ocean Rig Skyros	Feb. 28, 2013 Ocean Rig Athena	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Mylos	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Skyros	Feb. 28, 2013 Commercial Lenders Or Commercial Facilities Ocean Rig Athena	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Mylos	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Skyros	Feb. 28, 2013 Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities Ocean Rig Athena	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Mylos	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Skyros	Feb. 28, 2013 Export-Import Bank of Korea / Kexim Facilities Ocean Rig Athena	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 term loans	Jul. 12, 2013 Tranche B2 term loans	Jun. 30, 2013 Nordea Finland Plc	Jun. 30, 2013 Deutsche Bank Luxembourg SA facility 1	Jun. 30, 2013 Deutsche Bank Luxembourg SA facility 2	Jun. 30, 2013 Deutsche Bank Luxembourg SA facility 1 and facility 2	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.	Jul. 12, 2013 Term loans	Jun. 30, 2013 Existing bank loans
Debt Instrument [Line Items]
Debt Instrument - face amount				$ 1,350,000				$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000				$ 800,000	$ 495,000	$ 495,000
Debt Instrument - carrying amount	2,819,168
Debt Instrument - variable rate basis					LIBOR	LIBOR	LIBOR
Long-term debt bearing fixed interest	430,556
Line of Credit Facility, Maximum Borrowing Capacity																	1,800,000	975,000	825,000					100,000
Maturity Date Of Loan																	Q1 2021
Principal payments and repayments of short/ long-term debt	(88,333)	(95,833)
Long-term Debt	2,771,366		2,853,410																	666,668			852,500			1,519,168
Amortization And Write Off Of Financing Costs																									23,300
Restricted cash																									$ 131,600

Long-term Debt - Terms and Amendments (Details)	6 Months Ended
Jun. 30, 2013
Debt Instrument [Line Items]
Payment terms	The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between April 2016 and December 2020.
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Debt Instrument [Line Items]
Covenant description	The Company could only pay dividends or make other distribution in respect of its capital stock in an amount up to 50% of its net income of each previous financial year, provided in each case that the Company maintains minimum liquidity in an aggregate amount of not less of $200,000 million in cah and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment.
All Three Term Loan Facilities
Debt Instrument [Line Items]
Payment terms	All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of each drillship . The Commercial Facilities mature five years after the first draw down date while the Eksportkreditt GIEK Facilities and KEXIM Facilites mature twelve years after the first draw down date or, at the lenders option, at the maturity date of the Commercial Facilities. Additionally, a balloon payment amounting to $750 million is also payable in the third quarter of 2018. In connection with this loan, the Company paid $22.4 million as loan origination fees, which have been classified in other non-current assets.

Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt [Abstract]
Interest expense and amortization of debt issuance costs	$ 85,378	$ 68,889
Capitalized interest	$ 31,215	$ 19,614
Weighted average interest rate	6.12%	4.62%

Financial Instruments and Fair Value Measurements - Statement of Financial Position (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial instruments non-current assets	$ 18,758	$ 935
Financial instruments-current liabilities	(34,648)	(39,537)
Financial instruments-non current liabilities	(21,146)	(38,087)
Total derivatives	(37,036)	(76,689)
Interest rate swaps
Financial instruments non-current assets	18,758	935
Financial instruments-current liabilities	(34,648)	(39,537)
Financial instruments-non current liabilities	$ (21,146)	$ (38,087)

Financial Instruments and Fair Value Measurements - Consolidated Statement of Operation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
(Loss)/ Gain on interest rate swaps, net	$ 19,871	$ (10,940)
Total	19,871	(10,940)
Interest Rate Swaps
Derivative [Line Items]
(Loss)/ Gain on interest rate swaps, net	$ 19,871	$ (10,940)

Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 18,758	$ 935
Interest rate swaps-liability position	(55,794)
Total	(37,036)	(76,689)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	18,758
Interest rate swaps-liability position	(55,794)
Total	(37,036)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	$ 0

Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 492,782
Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	782,698
Loans
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	423,491
Significant other Observable Inputs (Level 2) | Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	521,250
Significant other Observable Inputs (Level 2) | Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	799,000
Significant other Observable Inputs (Level 2) | Loans
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 467,893

Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	12
Notional amount of interest rate swaps	$ 2,600,000
Security deposits, current	8,000		8,000
Restricted cash, current	8,628		37,321
Estimated net amount of existing losses to be reclassified within twelve months	1,034
Gains/(losses) transferred from other comprehensive income to statement of operations	(518)	(7,061)
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Interest rate swaps and cap floor agreements:
Restricted cash, current	$ 6,000		$ 6,000

Common Stock and Additional Paid-in Capital - Non Vested Shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of non vested shares
Balance, January 1, 2013	73,500
Granted	192,400
Vested	(12,500)
Balance, June 30, 2013	253,400
Weighted Average Grant Date Fair Value Per Non Vested Shares [Abstract]
Balance, January 1, 2013	$ 16.4
Granted	$ 16.9
Vested	$ 16.05
Balance, June 30, 2013	$ 16.8

Common Stock and Additional Paid-in Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	11 Months Ended			1 Months Ended		4 Months Ended	11 Months Ended	4 Months Ended
	Jun. 30, 2013	Dec. 06, 2011	Dec. 31, 2012	Mar. 21, 2012	Feb. 14, 2012 Officers and key employees of Ocean Rig	Mar. 31, 2013 Officer	May 15, 2012 Officer	Dec. 05, 2012 Officer	May 15, 2012 Sign-up bonus	May 16, 2013 Employees
Repurchase program amount		$ 500,000
Common shares acquired under the repurchase program	0
Shares authorized under Equity Plan				2,000,000
Non vested shares granted	192,400				112,950		4,500	7,500	28,200	192,400
Vesting period					3 years		3 years		3 years	3 years
Vested during the period	12,500					7,500
Grant date fair value					$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9
Number of vested shares			2,500
Number of forfeited shares			77,150
Unrecognized compensation cost	3,256		633
Expected period of recognition for unrecognized compensation costs	2 years
Compensation cost allocated in "General and administrative expenses"	$ 591

Interest and Finance Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and Finance Cost [Abstract]
Interest costs on long-term debt, including amortization of finanacing costs	$ 85,378	$ 68,889
Amortization of unrealized hedge reserve	0	6,544
Capitalized borrowing costs	(31,215)	(19,614)
Commitment fees, bank charges and other financial expenses	10,656	1,333
Total	$ 64,819	$ 57,152

Earnings/ (Loss) per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings/ (Loss) per share [Abstract]
Net Income/(Loss)	$ 45,138	$ (49,143)
Less: Allocation of undistributed earnings to non-vested stock	(40)	0
Income/ (loss) (numerator)	$ 45,098	$ (49,143)
Weighted-average number of outstanding shares (denominator)	131,705,782	131,696,928
Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ 0.34	$ (0.37)

Commitments and Contingencies - Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		5 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	May 24, 2012 Leiv Eiriksson - Legal Claim	Jun. 30, 2012 Leiv Eiriksson - Legal Claim	Jul. 31, 2013 Capricorn Greenland Exploration 1and Limited Cairn Energy Plc.	Jun. 30, 2013 Capricorn Greenland Exploration 1and Limited Cairn Energy Plc.
Legal Matters and Contingencies [Line Items]
Payments for legal settlements			$ 6,100
Legal settlements and other, net	6,000	6,394		6,400		6,000
Proceeds from legal settlements					$ 5,000

Commitments and Contingencies - Contractual revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
June 30, 2014	$ 1,556,669
June 30, 2015	1,408,440
June 30, 2016	854,133
June 30, 2017	$ 142,540

Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
Within 1 year	$ 1,179,776
Within 2 years	387,100
Total	1,566,876
Drillship shipbuilding contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
Within 1 year	1,179,776
Within 2 years	387,100
Total	$ 1,566,876

Commitments and Contingencies - Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
June 30, 2014	$ 2,080
June 30, 2015	901
June 30, 2016	627
June 30, 2017	273
June 30, 2018	236
June 30, 2019 and thereafter	$ 2,021

Subsequent Events - Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended				0 Months Ended	1 Months Ended
	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 term loans	Jul. 12, 2013 Tranche B2 term loans	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.	Jul. 10, 2013 Ocean Rig Skyros	Jul. 19, 2013 Ocean Rig Skyros Letter of award	Jul. 30, 2013 Ocean Rig Apollo
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,800,000	$ 975,000	$ 825,000	$ 100,000
Maturity Date Of Loan	Q1 2021
Duration Of New Drilling Contract					Five-well program or a minimum of 275 days	6 years	3 years